Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,821,000	$ 4,081,000
Equity compensation	118,000	392,000
Other deferred tax assets	169,000	149,000
Total deferred tax assets	5,108,000	4,622,000
Other deferred tax liabilities	68,000	58,000
Total deferred tax liabilities	(68,000)	(58,000)
Net deferred tax assets before valuation allowance	5,040,000	4,564,000
Less valuation allowance	(5,040,000)	(4,564,000)
Net deferred tax assets